SUPPLEMENTAL CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase (decrease) in other provisions	$ (713)	$ 40
Change in trade payables related to mineral properties, plant and equipment	0	96
Non-cash investing and financing activities	$ (713)	$ 136